Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2019	December 31, 2018
Shop machinery and equipment	$104,468	$87,534
Computers and electronics	38,961	32,093
Office furniture and fixtures	37,814	37,814
Leasehold improvements	26,473	19,514
	207,716	176,955
Less - accumulated depreciation	(132,528)	(123,725)
	$75,188	$53,230